Income Tax (Details) - Schedule of Components of the Deferred Tax Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Components of the Deferred Tax Assets [Abstract]
Tax loss carry forwards	$ 2,648,209	$ 4,348,685
Deferred tax assets	1,453,207	1,408,101
Valuation allowance	(1,453,207)	(1,408,101)
Total deferred tax assets, net